Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Equity
Equity

Note 15 – Equity

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Xiangtai WFOE may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CQ Penglin, GA Yongpeng, CQ Pengmei  and JMC may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. The remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange.

As of December 31, 2020 and June 30, 2020, Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC  collectively attributed $1,736,780 and $1,670,367 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC  are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2020 and June 30, 2020, amounts restricted are the net assets of Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC, which amounted to $11,826,778 and $17,978,793, respectively.

Private placements

On July 27, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell 2,339,000 ordinary shares at a per share purchase price of $1.50. The gross proceeds to the Company from this offering will be approximately $3.5 million. The Company plans to use the proceeds for working capital. The offering was closed on August 20, 2020.

On December 17, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell 5,580,000 ordinary shares at a per share purchase price of $0.80. The gross proceeds to the Company from this offering will be approximately $4.5 million. The Company plans to use the proceeds for working capital. The offering was closed on May 7, 2021.

Issuance of ordinary shares for compensation

On July 1, 2020, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Ms. Xia Wang, the CFO of the Company, pursuant to which the Company agreed to issue 200,000 ordinary shares of the Company per annum as Ms. Wang’s compensation during her employment with the Company. The compensation arrangement was subsequently approved by the Compensation Committee of the Company. On September 24, 2020, pursuant to the Employment Agreement, the Company issued the 200,000 ordinary shares to Ms. Wang for her services as CFO for the fiscal year ended June 30, 2021. The shares were valued at $1.35 per share using the closing price on July 1, 2020 with total consideration of $270,000.

Conversion of debenture

As of June 30, 2020, the Debenture holder converted principal and interest value of $800,000 and $57,165, respectively, into a total of 827,057 of the Company’s ordinary shares at weighted average conversion price of $1.04.

During the six months ended December 31, 2020, the Debenture holder converted principal and interest value of $3,200,000 and $89,932, respectively, into a total of 3,084,081 of the Company’s ordinary shares at weighted average conversion price of $1.07.

Stock options

In August 2019, the Company issued a total of 95,000 options to two directors of the Company and vested in four equal installment on a quarterly basis with an exercise price of $5.00 for three years from date of issuance after the Company’s listing on the Nasdaq Stock Market on August 15, 2019.  The Company used the Black Scholes model to value the options at the time they were issued, based on the stated exercise prices of $5.0, market price of $4.6, volatility of 118%, risk-free rate of 1.44% and dividend yield of 0%. Because the Company does not have a history of employee stock options, the estimated life is based on one half of the sum of the vesting period and the contractual life of the option. This is the same as assuming that the options are exercised at the mid-point between the vesting date and expiration date.  The Company’s ordinary share did not have a history of trading history to determine its own volatility.   As a result, the Company used the volatility of a comparable company with similar size and similar industry as the assumption of its estimated volatility.  Total fair value of these options were estimated to be $243,922 and the compensation expenses are to be recognized on a straight-line basis over the total service period of one year.  Total compensation expenses for the six months ended December 31, 2020 and 2019 was $30,490 and $91,471, respectively.

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2019	—	—	$—	—	—
Granted/Acquired	95,000	71,250	$5.00	3.00	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2020	95,000	71,250	$5.00	2.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
December 31, 2020 (unaudited)	95,000	71,250	$5.00	1.62	—

Warrants

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2020	86,732	86,732	$4.89	3.88
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
December 31, 2020 (unaudited)	86,732	86,732	$4.89	3.37

Note 15 – Equity

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Xiangtai WFOE may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CQ Penglin, GA Yongpeng, CQ Pengmei  and JMC may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. The remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange.

As of June 30, 2020 and 2019, Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC  collectively attributed $1,670,367 and $1,496,642 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC  are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2020 and 2019, amounts restricted are the net assets of Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC, which amounted to $17,978,793, and $18,571,570, respectively.

Mezzanine equity

On March 31, 2018, the Company entered into a Securities Purchase Agreement with a limited liability partnership (the “Purchaser”), an unrelated third party, pursuant to which the Company sold to the Purchaser in a private placement 375,000 ordinary shares of the Company, par value $0.01 per share, at a purchase price of $2.00 per share for an aggregate offering price of $750,000. The Purchaser has a redemption right of the ordinary shares at the original purchase value.

On June 27, 2018, the Company entered into a Securities Purchase Agreement with a limited liability partnership (the “Purchaser”), an unrelated third party, pursuant to which the Company sold to the Purchaser in a private placement 350,000 ordinary shares of the Company, par value $0.01 per share, at a purchase price of $3.00 per share for an aggregate offering price of $1,050,000. The Purchaser has a redemption right of the ordinary shares at the original purchase value.

On May 10, 2019, the Company had completed the initial public offering and the redeemable shares have been converted into 725,000 ordinary shares

Private placements

On September 4, 2018, the Company sold securities pursuant to Regulation D offering for a total of 66,667 ordinary shares to Boustead and Company Limited (“Boustead”), at an offering price of $3.00 per share for an aggregated purchase price of $200,000. Boustead Securities LLC (“Boustead Securities”) acted as the placement agent, to whom the Company agreed to compensate Boustead Securities $10,000 in commission and warrants to purchase for a total of 4,667 ordinary shares at $3.00 per share for five years from the issuance date upon receipt of the subscription proceeds. The transaction was not registered under the Securities Act in reliance on an exemption from registration set forth in Regulation D promulgated hereunder as a transaction by the Company not involving any public offering.

Initial public offering

On May 10, 2019, the Company closed its initial public offering of an aggregate of 1,172,360 ordinary shares, par value $0.01 per share, at a public offering price of $5.00 per share, for gross proceeds of $5,861,800 (the “Closing”). The Company received net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $4.4 million from the offering.

In connection with the initial public offering, the Company issued 82,065 warrants to purchase for a total of 82,065 ordinary shares at $5.00 per share. The warrants will be exercised at any time, and from time to time, in whole or in part, commencing from the closing of the initial public offering on May 10, 2019 and expiring five years from the offering.

Conversion of debenture

For the year ended June 30, 2020, the Debenture holder converted principal and interest value of $800,000 and $57,165, respectively, into a total of 827,057 of the Company’s ordinary shares at weighted average conversion price of $1.04.

Stock options

In August 2019, the Company issued a total of 95,000 options to two directors of the Company and vested in four equal installment on a quarterly basis with an exercise price of $5.00 for three years from date of issuance after the Company’s listing on the Nasdaq Stock Market on August 15, 2019.  The Company used the Black Scholes model to value the options at the time they were issued, based on the stated exercise prices of $5.0, market price of $4.6, volatility of 118%, risk-free rate of 1.44% and dividend yield of 0%. Because the Company does not have a history of employee stock options, the estimated life is based on one half of the sum of the vesting period and the contractual life of the option. This is the same as assuming that the options are exercised at the mid-point between the vesting date and expiration date.  The Company’s ordinary share did not have a history of trading history to determine its own volatility.   As a result, the Company used the volatility of a comparable company with similar size and similar industry as the assumption of its estimated volatility.  Total fair value of these options were estimated to be $243,922 and the compensation expenses are to be recognized on a straight-line basis over the total service period of one year.  Total compensation expenses for the year ended June 30, 2020 was $213,431.

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2019	—	—	$—	—	—
Granted/Acquired	95,000	71,250	$5.00	3.00	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2020	95,000	71,250	$5.00	2.12	—

Warrants

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2018	—	—	$—	—
Granted/Acquired	86,732	86,732	$4.89	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2019	86,732	86,732	$4.89	4.89
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2020	86,732	86,732	$4.89	3.88